Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Useful Lives Assigned to Fixed Assets	Useful lives assigned to fixed assets are as follows:
Computers	Three years to five years
Lab Equipment	Seven to ten years
Office Furniture	Five to ten years
Other fixed assets	Five to ten years
Leasehold Improvements	Shorter of estimated useful life or remaining lease term

Schedule of Changes in Equity Investments	The following table sets forth a summary of the changes in equity investments. This investment has been recorded at cost in accordance with ASC 321.
For the year ended December 31, 2023

As of December 31, 2022	-
Purchase of equity investments	22,711,211
Unrealized gains	-
As of December 31, 2023	$22,711,221